Determination of fair values - Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	$ 5,135,267	$ 3,524,669
Liabilities at fair value	3,091,052	1,545,179
Level 1 | Investments measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	1,255	1,002
Level 2 | Derivative financial liability - Interest rate swap
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities at fair value	7,780	0
Level 2 | Investments measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	677	0
Level 3 | Investments measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	2,444	2,148
Level 3 | Investment in equity instrument designated at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	25,862	0
Level 3 | Advances to a third party independent sales organization
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	$ 0	$ 2,154